Earnings Per Share - Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Stock options outstanding to purchase shares of common stock and RSUs [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	4,453,687		4,299,474
SPAC Public Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	6,384,326	1,179,712	6,384,326	397,559
SPAC Private Placement Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	5,256,218	971,258	5,256,218	327,310
Private Veea Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	159,307	29,437	159,307	9,920
Two Thousand Twenty Five Investor Warrants [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	4,694,429		1,582,006
Convertible Notes [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	233,333	193,333	139,288	64.444
Earn-Out Liability [Member]
Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive [Line Items]
Excluded from the calculation of net income (loss) per share-diluted	4,500,000		4,500,000